Closure and Reclamation Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Closure and Reclamation Provisions [abstract]
Schedule of Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Total
Balance at December 31, 2019	$11,324	$4,848	$14,953	$31,125
Changes in estimate	3,288	1,328	4,482	9,098
Reclamation expenditures	(114)	(227)	-	(341)
Accretion	256	249	249	754
Effect of changes in foreign exchange rates	7	(293)	-	(286)
Balance at December 31, 2020	14,761	5,905	19,684	40,350
Less: Current portion	(142)	(238)	-	(380)
Non-current portion	$14,619	$5,667	$19,684	$39,970

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Total
Balance at December 31, 2018	$10,800	$3,716	$1,427	$15,943
Changes in estimate	394	886	13,390	14,670
Reclamation expenditures	(201)	(150)	-	(351)
Accretion	331	259	136	726
Effect of changes in foreign exchange rates	-	137	-	137
Balance at December 31, 2019	11,324	4,848	14,953	31,125
Less: Current portion	(3,048)	(209)	-	(3,257)
Non-current portion	$8,276	$4,639	$14,953	$27,868

Schedule of Estimates Used in Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Total
Anticipated settlement date	2021 - 2032	2025 - 2037	2029 - 2042
Undiscounted uninflated estimated cash flow	$14,899	$6,864	$17,946	$39,709
Estimated life of mine (years)	7	5	13
Discount rate	2.25%	5.25%	1.45%
Inflation rate	2.00%	3.52%	2.06%